Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	BRAND ENGAGEMENT NETWORK INC.
Entity Central Index Key	0001838163
Entity Primary SIC Number	7372
Entity Tax Identification Number	98-1574798
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	145 E. Snow King Ave
Entity Address, Address Line Two	PO Box 1045
Entity Address, City or Town	Jackson
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	83001
City Area Code	(214)
Local Phone Number	445-4700
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	145 E. Snow King Ave
Entity Address, Address Line Two	PO Box 1045
Entity Address, City or Town	Jackson
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	83001
City Area Code	(214)
Local Phone Number	445-4700
Contact Personnel Name	Michael Zacharski